UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Item 1.    Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS’ INNER CIRCLE FUND

Global Managed Volatility Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2023

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The total net of fees return of the LSV Global Managed Volatility Fund, the MSCI AC World Index (the benchmark) and the MSCI AC World Minimum Volatility Index for the trailing periods ending April 30, 2023 were as follows:

	Trailing 6-Months	One Year	Three Years	Five Years	Seven Years	Since Inception

LSV Global Managed Volatility Fund, Institutional Class Shares*	8.56%	2.52%	10.40%	4.27%	6.24%	5.13%

Benchmark:
MSCI AC World Index	12.67%	2.06%	12.04%	7.03%	9.15%	6.91%

Volatility Index:
MSCI AC World Minimum Volatility Index	8.73%	0.88%	6.66%	5.62%	6.48%	6.76%

* Month ended April 30, 2023.

Institutional Class Shares performance as of 3/31/23: -2.58% (1 year), 4.05% (5 year) and 4.99% (Since Inception). The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578). Periods longer than 1-year are annualized; inception date 6/26/2014.

Global equities finished in positive territory over the past six months despite significant market volatility as resilient economic data and hopes for easier monetary policy from global central banks outweighed ongoing inflationary pressures and the turmoil surrounding the banking sector. The MSCI AC World Index was up 12.67% (in USD). From a style perspective, value stocks (as measured by the MSCI Indices) significantly underperformed growth over the period-the MSCI AC World Value Index was up 8.45% while the MSCI AC World Growth Index was up 17.02% (both in USD). Low Volatility stocks also underperformed during the period as the MSCI ACWI Minimum Volatility Index was up 8.73%. The LSV Global Managed Volatility Fund, Institutional Class Shares, was up 8.56% for the period. From a sector perspective, Communication Services, Information Technology and Materials stocks outperformed while the Energy, Health Care and Financials sectors lagged.

The LSV Global Managed Volatility Fund holds securities that are believed to have less volatility than the overall equity markets and high expected returns based on LSV’s quantitative alpha model. The portfolio decision making process is quantitative and stocks are ranked simultaneously on an array of variables in order to arrive at an overall expected return ranking for each stock in the universe. Next, stocks are ranked on an assortment of factors to estimate a risk score. The risk score is a function of beta, standard deviation and volatility of operating performance (cash flows and earnings).

The portfolio’s deep value bias and lower volatility profile versus the benchmark each had a negative impact on relative returns for the period as both value and lower volatility stocks broadly underperformed over the period. Performance attribution further indicates that both stock and sector selection detracted from portfolio relative returns for the period. Stock selection relative losses were primarily the result of the underperformance of lower volatility, deep value names within the Information Technology, Communication Services and Health Care sectors-holdings within the Semiconductors, Broadcasting and Pharmaceuticals industries performed particularly poorly. Within Communication Services, not owning expensive names in the Interactive Media & Services industry also detracted meaningfully. From a sector perspective, relative losses were more modest and primarily a function of our underweight position in the Information Technology sector as well as our overweight to Health Care stocks. Top contributors for the period included our overweight positions in Orange, Novartis, Ahold, Verallia, Tesco, Deutsche Telekom, Mitsui & Co, OSI Systems and Compania de Distribucion Integral Logista. Not owning Tesla, UnitedHealth, Amazon and Bank of America also added value. The main individual detractors included not owning Microsoft, NVIDIA, Meta and Tencent. Overweight positions in Bristol-Myers Squibb, CVS Health, Amgen, Western Union, McKesson, Advance Auto Parts, OceanFirst Bank, CSG Systems, Brookline Bancorp, IBM and AT&T also detracted.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The Fund is trading at 10.3x forward earnings compared to 16.5x for the MSCI AC World Index, 1.5x book value compared to 2.6x for the benchmark and 6.8x cash flow compared to 12.7x for the benchmark. The Fund is overweight the Consumer Staples and Health Care sectors while underweight Information Technology and Consumer Discretionary.

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice. Investing involves risk including loss of principal. The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal. Investments in smaller companies typically exhibit higher volatility.

The MSCI AC World Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world.

The MSCI AC World Value Index captures large and mid-cap securities exhibiting overall value style characteristics across 23 developed Markets countries.

The MSCI AC World Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across 23 developed Markets countries.

The MSCI AC World Minimum Volatility Index aims to reflect the performance characteristics of a minimum variance strategy applied to large and mid-cap equities across 23 Developed Markets (DM) and 23 Emerging Markets (EM) countries.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

April 30, 2023	(Unaudited)

Sector Weightings †:

†	Percentages are based on total investments.

Schedule of Investments LSV Global Managed Volatility Fund

	Shares	Value (000)

U.S. Common Stock (54.0%)

Communication Services (3.9%)
AT&T	31,100	$551
Comcast, Cl A	4,800	199
Fox	3,700	123
Verizon Communications	9,000	349

		1,222

Consumer Discretionary (3.1%)
Advance Auto Parts	900	113
AutoZone*	30	80
DR Horton	800	88
eBay	2,100	98
H&R Block	3,300	112
Lowe’s	1,000	208
Murphy USA	500	137
Whirlpool	900	126

		962

Consumer Staples (7.1%)
Altria Group	2,100	100
Archer-Daniels-Midland	2,000	156
General Mills	2,100	186
JM Smucker	1,600	247
Kellogg	3,600	251
Kraft Heinz	3,300	130
Kroger	8,500	413
Molson Coors Beverage, Cl B	7,900	470
Sprouts Farmers Market*	5,400	187
Tyson Foods, Cl A	1,700	106

		2,246

Energy (2.4%)
Chevron	900	152
ExxonMobil	5,000	591

		743

Financials (5.2%)
Bank of New York Mellon	2,100	89
Berkshire Hathaway, Cl B*	400	131

LSV Global Managed Volatility Fund

	Shares	Value (000)

Financials (continued)
Brookline Bancorp	10,500	$100
FS KKR Capital	5,900	111
Golub Capital BDC	9,418	127
Hartford Financial Services Group	4,600	327
New Mountain Finance	11,200	133
Oaktree Specialty Lending	9,633	182
OceanFirst Financial	8,419	135
Washington Federal	3,900	109
Western Union	19,300	211

		1,655

Health Care (13.1%)
Amgen	1,600	384
Bristol-Myers Squibb	8,800	588
Cardinal Health	2,400	197
CVS Health	5,800	426
Gilead Sciences	6,600	542
lncyte*	1,800	134
Jazz Pharmaceuticals*	900	126
Johnson & Johnson	700	115
McKesson	1,000	364
Merck	5,600	646
Organon	430	11
Pfizer	7,300	284
Prestige Consumer Healthcare*	1,700	105
Quest Diagnostics	1,300	180

		4,102

Industrials ( 4.9%)
Allison Transmission Holdings	2,500	122
CSG Systems International	3,300	174
Cummins	900	212
Lockheed Martin	500	232
MSC Industrial Direct, Cl A	1,900	172
Schneider National, Cl B	6,000	157
Science Applications International	1,400	143
Snap-on	600	156
Werner Enterprises	4,100	185

		1,553

Information Technology (8.8%)
Amdocs	6,000	548
Arrow Electronics*	1,400	160
Cisco Systems	11,500	543
Dell Technologies, Cl C	3,000	130
HP	4,000	119
Intel	11,600	360
International Business Machines	2,700	341
Oracle	4,300	407

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2023	(Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)

Information Technology (continued)
OSI Systems*	1,700	$192

		2,800

Materials (3.3%)
Berry Global Group	1,300	75
Graphic Packaging Holding	6,200	153
International Paper	3,600	119
NewMarket	500	200
Packaging of America	900	122
Reliance Steel & Aluminum	600	149
Sealed Air	2,000	96
Sonoco Products	2,600	157

		1,071

Utilities (2.2%)
Entergy	1,600	172
Evergy	3,000	186
National Fuel Gas	1,700	95
Otter Tail	1,800	130
UGI	3,900	132

		715

TOTAL U.S. COMMON STOCK (Cost $16,463)		17,069

Foreign Common Stock (44.5%)
Austria (1.0%)
ANDRITZ	2,300	149
UNIQA Insurance Group	16,900	152

		301

Belgium (0.5%)
Ageas	1,500	67
Etablissements Franz Colruyt	3,400	94

		161

Brazil (1.0%)
EDP - Energias do Brasil	35,000	158
Telefonica Brasil	20,200	166

		324

Canada (3.6%)
Alimentation Couche-Tard	1,300	65
Bank of Montreal	800	72
Bank of Nova Scotia	1,800	90
Canadian Imperial Bank of Commerce	1,200	50
Canadian Tire, Cl A	1,300	170
Loblaw	3,400	320
Quebecor, Cl B	7,200	186

LSV Global Managed Volatility Fund

	Shares	Value (000)

Canada (continued)
Stella-Jones	4,900	$192

		1,145

China (0.3%)
Shenzhen Expressway, Cl H	110,000	103

Denmark (0.5%)
Scandinavian Tobacco Group	8,100	158

Finland (0.6%)
Metsa Board, Cl B	16,200	117
TietoEVRY	2,354	75

		192

France (4.6%)
Carrefour	13,400	279
Cie Generale des Etablissements Michelin SCA	2,400	76
Orange	26,100	340
Sanofi	2,400	259
Societe BIC	2,400	148
TotalEnergies	2,800	179
Verallia	4,300	175

		1,456

Germany (1.1%)
Deutsche Telekom	12,600	304
Hornbach Holding & KGaA	700	59

		363

Hong Kong (2.4%)
Bank of China, Cl H	626,000	250
Bank of Communications, Cl H	148,000	96
China Shenhua Energy, Cl H	50,000	166
CRRC	197,000	127
Dah Sing Banking Group	20,000	16
People’s Insurance Group of China, Cl H	274,000	108

		763

Hungary (0.2%)
Magyar Telekom Telecommunications	48,800	61

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2023	(Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)

Italy (0.7%)
Eni	15,500	$234

Japan (9.5%)
AEON REIT Investment	100	115
Brother Industries	9,700	152
Canon	6,100	145
EDION	15,300	151
Fukuoka REIT	100	120
Honda Motor	6,400	170
Horiba	2,700	149
ITOCHU	2,600	86
Japan Post Holdings	26,500	218
Japan Post Insurance	8,900	145
Japan Tobacco	12,900	278
Mitsubishi Shokuhin	4,500	116
Mitsui	7,000	219
Mizuho Financial Group	12,150	176
Nippon Electric Glass	9,100	174
Nippon Express Holdings	2,700	158
Nippon Telegraph & Telephone	3,700	113
Sekisui House	5,500	113
Teijin	7,200	80
Yamaguchi Financial Group	13,300	82

		2,960

Malaysia (0.6%)
AMMB Holdings	72,600	59
RHB Bank	113,500	139

		198

Netherlands (1.4%)
Koninklijke Ahold Delhaize	13,000	447

Norway (0.4%)
Orkla	18,000	129

Portugal (0.2%)
REN - Redes Energeticas
Nacionais SGPS	22,200	64

Russia (–%)
LUKOIL PJSC(A)(B)	1,300	–

Singapore (1.3%)
DBS Group Holdings	5,000	124
Jardine Cycle & Carriage	8,600	219

LSV Global Managed Volatility Fund

	Shares	Value (000)

Singapore (continued)
United Overseas Bank	2,800	$59

		402

South Korea (3.1%)
Industrial Bank of Korea	19,200	145
Kia	1,900	120
KT	7,900	177
KT&G	3,500	225
Samsung Card	2,100	47
Samsung Fire & Marine Insurance	1,000	168
SK Telecom	2,733	97

		979

Spain (1.5%)
Cia de Distribucion Integral
Logista Holdings	8,200	223
Endesa	3,300	74
Repsol	11,900	175

		472

Sweden (0.4%)
Swedbank	8,100	141

Switzerland (2.5%)
Novartis	5,500	562
Swisscom	100	69
Valiant Holding	1,300	151

		782

Taiwan (1.7%)
Chicony Electronics	67,000	211
Greatek Electronics	37,000	65
Powertech Technology	51,000	153
SinoPac Financial Holdings	176,067	96

		525

Thailand (0.7%)
Kiatnakin Phatra Bank	27,300	48
Krung Thai Bank	331,000	175

		223

United Kingdom (4.7%)
BAE Systems	13,000	166
British American Tobacco	4,000	148
BT Group, Cl A	43,000	86
GSK	10,400	188
Imperial Brands	6,400	158
Shell	11,200	344

The accompanying notes are an integral part of the financial statements

Schedule of Investments

April 30, 2023	(Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
United Kingdom (continued)
Tesco	59,300	$210
Unilever	3,400	189

		1,489

TOTAL FOREIGN COMMON STOCK (Cost $13,377)		14,072

Warrants (0.0%)
Thailand (0.0%)
Kiatnakin Phatra Bank 01/02/2025	2,275	–
Kiatnakin Phatra Bank 01/03/2027	2,275	–

		–

TOTAL WARRANTS (Cost $–)		–

	Face Amount (000)

Repurchase Agreement (0.2%)
South Street Securities 4.480%, dated 04/28/2023, to be repurchased on 05/01/2023, repurchase price $50 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $55, 1.250% - 3.625%, 11/30/2026 -02/15/2053; total market value $50)	$50	50

TOTAL REPURCHASE AGREEMENT (Cost $50)		50

Total Investments – 98.7% (Cost $29,890)		$31,191

Percentages are based on Net Assets of $31,606 (000).

*	Non-income producing security.

(A)Level 3 security in accordance with fair value hierarchy.

(B)Security is Fair Valued.

Cl – Class

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3(1)		Total

Common Stock United States	$17,069	$–	$–		$17,069

Total Common Stock	17,069	–	–		17,069

Foreign Common Stock
Austria	–	301	–		301
Belgium	–	161	–		161
Brazil	324	–	–		324
Canada	1,145	–	–		1,145
China	–	103	–		103
Denmark	–	158	–		158
Finland	–	192	–		192
France	–	1,456	–		1,456
Germany	–	363	–		363
Hong Kong	–	763	–		763
Hungary	61	–	–		61
Italy	–	234	–		234
Japan	–	2,960	–		2,960
Malaysia	–	198	–		198
Netherlands	–	447	–		447
Norway	–	129	–		129
Portugal	–	64	–		64
Russia	–	–	–	^	–
Singapore	–	402	–		402
South Korea	–	979	–		979
Spain	–	472	–		472
Sweden	–	141	–		141
Switzerland	–	782	–		782
Taiwan	–	525	–		525
Thailand	–	223	–		223
United Kingdom	–	1,489	–		1,489

Total Foreign Common Stock	1,530	12,542	–		14,072

Total Warrants	–	–	–		–

Total Repurchase Agreement	–	50	–		50

Total Investments in Securities	$18,599	$12,592	$–		$31,191

(1)

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^ Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

April 30, 2023	(Unaudited)

LSV Global Managed Volatility Fund

Assets:
Investments, at Value (Cost $29,890)	$31,191
Foreign Currency, at Value (Cost $297)	299
Dividends and Interest Receivable	100
Reclaims Receivable	35
Prepaid Expenses	26

Total Assets	31,651

Liabilities:
Payable to Custodian	12
Payable for Printing Fees	12
Payable due to Investment Adviser	8
Payable due to Transfer Agent	6
Payable for Professional Fees	3
Payable due to Administrator	2
Other Accrued Expenses	2

Total Liabilities	45

Net Assets	$31,606

Net Assets Consist of:
Paid-in Capital	$30,168
Total Distributable Earnings	1,438

Net Assets	$31,606

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($31,407 ÷ 2,802,774 shares)(1)	$11.21

Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($199 ÷ 17,670 shares)(1)	$11.28*

(1) Shares	have not been rounded.
*	Net Assets divided by Shares does not calculate to the stated NAV because Net Asset amounts are shown rounded.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the six months ended April 30, 2023	(Unaudited)

LSV Global Managed Volatility Fund

Investment Income:
Dividend Income	$601
Interest Income	6
Foreign Taxes Withheld	(34)

Total Investment Income	573

Expenses:
Investment Advisory Fees	94
Administration Fees	9
Trustees’ Fees	1
Transfer Agent Fees	20
Registration and Filing Fees	17
Custodian Fees	15
Printing Fees	4
Professional Fees	4
Insurance and Other Fees	5

Total Expenses	169
Less: Waiver of Investment Advisory Fees	(51)

Net Expenses	118

Net Investment Income	455

Net Realized Loss on Investments	(26)
Net Realized Gain on Foreign Currency Transactions	18
Net Change in Unrealized Appreciation on Investments	2,207
Net Change in Unrealized Appreciation on Foreign Currency Translation	9

Net Realized and Unrealized Gain on Investments	2,208

Net Increase in Net Assets Resulting from Operations	$2,663

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the six months ended April 30, 2023 (Unaudited) and for the year ended October 31, 2022

	LSV Global Managed Volatility Fund
	11/1/2022 to 04/30/2023	11/1/2021 to 10/31/2022

Operations:
Net Investment Income	$455	$701
Net Realized Gain (Loss)	(8)	360
Net Change in Unrealized Appreciation (Depreciation)	2,216	(2,574)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,663	(1,513)

Distributions
Institutional Class Shares	(966)	(557)
Investor Class Shares	(5)	(5)

Total Distributions	(971)	(562)

Capital Share Transactions:
Institutional Class Shares:
Issued	1,004	19,286
Reinvestment of Dividends and Distributions	966	557
Redeemed	(4,721)	(2,572)

Net Increase (Decrease) from Institutional Class Shares Transactions	(2,751)	17,271

Investor Class Shares:
Issued	—	267
Reinvestment of Dividends and Distributions	5	5
Redeemed	(8)	(183)

Net Increase (Decrease) from Investor Class Shares Transactions	(3)	89

Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(2,754)	17,360

Total Increase (Decrease) in Net Assets	(1,062)	15,285

Net Assets:
Beginning of Period	32,668	17,383

End of Year/Period	$31,606	$32,668

Shares Transactions:
Institutional Class:
Issued	91	1,753
Reinvestment of Dividends and Distributions	89	48
Redeemed	(424)	(230)

Total Institutional Class Share Transactions	(244)	1,571

Investor Class:
Issued	—	23
Reinvestment of Dividends and Distributions	1	—
Redeemed	(1)	(16)

Total Investor Class Share Transactions	—	7

Net Increase (Decrease) in Shares Outstanding	(244)	1,578

Amounts designated as“–” are $0 or have been rounded to zero.

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each period.

For the six months ended April 30, 2023 (Unaudited) and for the years ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡
LSV Global Managed Volatility Fund
Institutional Class Shares
2023*	$10.66	$0.16	$0.74	$0.90	$(0.28)	$(0.07)	$(0.35)	$11.21	8.58%	$31,407	0.75%	1.08%	2.90%	10%
2022	11.68	0.35	(1.00)	(0.65)	(0.37)	–	(0.37)	10.66	(5.84)	32,476	0.75	1.25	3.13	15
2021	9.22	0.29	2.43	2.72	(0.26)	–	(0.26)	11.68	29.91	17,249	0.75	1.37	2.66	20
2020	11.36	0.26	(1.53)	(1.27)	(0.44)	(0.43)	(0.87)	9.22	(12.40)	14,915	0.75	1.39	2.68	24
2019	10.94	0.33	0.48	0.81	(0.26)	(0.13)	(0.39)	11.36	7.89	13,926	0.75	1.33	3.08	27
2018	11.46	0.28	0.03	0.31	(0.31)	(0.52)	(0.83)	10.94	2.54	20,351	0.75	1.51	2.53	23
Investor Class Shares
2023*	$10.70	$0.15	$0.74	$0.89	$(0.24)	$(0.07)	$(0.31)	$11.28	8.48%	$199	1.00%	1.33%	2.67%	10%
2022	11.73	0.33	(1.02)	(0.69)	(0.34)	–	(0.34)	10.70	(6.14)	192	1.00	1.49	2.95	15
2021	9.24	0.30	2.41	2.71	(0.22)	–	(0.22)	11.73	29.67	134	1.00	1.59	2.70	20
2020	11.38	0.24	(1.53)	(1.29)	(0.42)	(0.43)	(0.85)	9.24	(12.60)	111	1.00	1.63	2.43	24
2019	10.96	0.30	0.48	0.78	(0.23)	(0.13)	(0.36)	11.38	7.59	210	1.00	1.61	2.77	27
2018	11.48	0.25	0.03	0.28	(0.28)	(0.52)	(0.80)	10.96	2.27	158	1.00	1.85	2.24	23

*	For the six-month period ended April 30, 2023. All ratios for the period have been annualized.
†

Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

April 30, 2023	(Unaudited)

1.     Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 30 funds. The financial statements herein are those of the LSV Global Managed Volatility Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing at least 40% of its assets in non-US companies. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.     Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are required to be fair valued under the

1940 Act.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through a Fair Value Committee (the “Committee”) established by the Adviser and approved new Adviser Fair Value Procedures for the Fund. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Board and were implemented through a Fair Value Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire

Notes to Financial Statements

April 30, 2023	(Unaudited)

market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Fund uses Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor when the fair value trigger is met. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held. As of April 30, 2023, the total market value of securities that were fair valued by the Committee were $12,542 (000) or 39.7% of Net Assets.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with The Adviser’s pricing procedures, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes - It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Notes to Financial Statements

April 30, 2023	(Unaudited)

As of and during the six months ended April 30, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2023, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (REIT) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal yearend, and may differ from the estimated amounts.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral“), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

At April 30, 2023, the open repurchase agreements by counterparty which is subject to a MRA on a net payment basis is as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
South Street Securities	$50	$50	$—	$—

(1)The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net amount represents the net amount receivable due from the counterparty in the event of default.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or average daily net assets.

Notes to Financial Statements

April 30, 2023	(Unaudited)

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of average daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2023, the Fund incurred $9,097 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the six months ended April 30, 2023, the Fund incurred $247 of distribution fees.

SS&C Global Investor & Distribution Solutions, Inc. (formerly, DST Asset Manager Solutions, Inc.) serves as transfer agent and dividend disbursing agent for the Fund under the transfer agency agreement with the Trust. During the six months ended April 30, 2023, the Fund earned $364 in cash management credits which were used to offset transfer agent expenses.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.60% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.75% and 1.00% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2024. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the six months ended April 30, 2023.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2023, were as follows (000):

Purchases	$2,984
Sales	$6,452

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent.

The permanent differences primarily consist of foreign currency translations and reclassification of long term capital gain distribution on REITs. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2022.

The tax character of dividends and distributions paid during the years ended October 31, 2022 and 2021 was as follows (000):

Notes to Financial Statements

April 30, 2023	(Unaudited)

	Ordinary Income	Total
2022	$562	$562
2021	370	370

As of October 31, 2022, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$480
Undistributed Long-Term Capital Gain	197
Other Temporary Differences	(3)
Unrealized Depreciation	(928)

Total Accumulated Losses	$(254)

Capital loss carryforward rules allow for a Registered Investment Company (“RIC”) to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. The Fund has short-term and long-term capital loss carryforwards of $0 (000) and $0 (000), respectively, at October 31, 2022. During the year ended October 31, 2022, $186 (000) of capital loss carryforwards were utilized to offset capital gains.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2023, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$29,890	$3,429	$(2,128)	$1,301

8.	Concentration of Risks:

Equity Risk — Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/ or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Volatility Risk — Although the Fund seeks to manage volatility within its portfolio, there is no guarantee that the Fund will be successful. Securities in the Fund’s portfolio may be subject to price volatility, and the Fund’s share price may not be any less volatile than the market as a whole and could be more volatile. The Adviser’s determinations/expectations regarding volatility may be incorrect or inaccurate, which may also adversely affect the Fund’s actual volatility. The Fund also may underperform other funds with similar investment objectives and strategies. The Fund may provide protection in volatile markets by potentially curbing or mitigating the risk of loss in declining equity markets, but the Fund’s opportunity to achieve returns when the equity markets are rising may also be limited. In general, the greater the protection against downside loss, the lesser the Fund’s opportunity to participate in the returns generated by rising equity markets; however, there is no guarantee that the Fund will be successful in protecting the value of its portfolio in down markets.

Foreign Company Risk — Investing in foreign companies, including direct investments and through Depositary Receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Market Risk — Investments in emerging markets securities are considered speculative and subject to heightened risks in

Notes to Financial Statements

April 30, 2023	(Unaudited)

addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Risk of Investing in Russia — Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.

The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that provide military or economic support to Russia. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. In addition, any exposure that a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s investments. The extent and duration of military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict.

These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. These and any related events could significantly impact a Fund’s performance and the value of an investment in a Fund beyond any direct exposure a Fund may have to Russian issuers or issuers in other countries affected by the invasion.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Market Risk — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Medium and Smaller Capitalization Risk — The medium- and smaller-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium- and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium- and small-capitalization stocks may be more volatile than those of larger companies.

Notes to Financial Statements

April 30, 2023	(Unaudited)

These securities may be traded over-the-counter or listed on an exchange.

Style Risk — Since the Fund pursues a “value style” of investing, if the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

9. Concentration of Shareholders:

At April 30, 2023, 85% of total shares outstanding for the Institutional Class Shares were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. At April 30, 2023, 95% of total shares outstanding for the Investor Class Shares were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. These were comprised mostly of omnibus accounts which were held on behalf of various individual shareholders.

10. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2022 to April 30, 2023.

The table below illustrates your Fund’s costs in two ways:

• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratios	Expenses Paid During Period*
LSV Global Managed Volatility Fund

Actual Fund Return
Institutional Class Shares	$1,000.00	$1,085.80	0.75%	$3.88
Investor Class Shares	1,000.00	1,084.80	1.00	5.17

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.08	0.75%	$3.76
Investor Class Shares	1,000.00	1,019.84	1.00	5.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 27–28, 2023 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/ or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Global Managed Volatility Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

The Fund files their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-386-3578; and (ii) on the SEC’s website at http://www.sec.gov.

LSV-SA-009-0900

(b)	Not applicable.

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.   Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.   Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: July 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: July 7, 2023

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller, and CFO

Date: July 7, 2023